Share capital	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Share capital [Text Block]
18.	Share capital

	(a)	Authorized:

		-	Unlimited common shares without par value or restrictions; and

		-	Unlimited preferred shares without par value or restrictions.

	(b)	Issued and outstanding common shares

	Number of shares	Amount
		$
Balance, December 31, 2016	201,829,207	556,256
Issued pursuant to exercise of share-based options (note 19(a))	1,620,750	5,185
Balance, December 31, 2017	203,449,957	561,441
Issued pursuant to private placement, net of share issuance cost (note 18(c))	22,354,657	17,412
Balance, December 31, 2018	225,804,614	578,853

(c)	Private Placement

On April 4, 2018, in connection with the JV Transaction (note 1), Gold Fields acquired a 9.9% interest in the Company through a private placement. The Company issued 22,354,657 common shares of Asanko at a price of approximately $0.79 (C$1.01) per share for gross proceeds of $17.6 million. Concurrent with the completion of the private placement, the Company entered into an investor rights agreement with Gold Fields which provides certain rights to Gold Fields to participate in future Asanko share issuances in order to maintain its 9.9% shareholding for a period of up to five years.